Note 11 - Deposits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
NOTE
11
Deposits
Deposits and their weighted average interest rates at
December
31,
2016
and
2015
are summarized as follows:

			2016			2015
(Dollars in thousands)			Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking			0.00%	$158,024	26.7%	0.00%	$151,737	27.1%
NOW accounts			0.07	92,670	15.6	0.04	82,425	14.7
Savings accounts			0.08	74,238	12.5	0.09	66,421	11.9
Money market accounts			0.25	165,179	27.9	0.22	159,959	28.6
				490,111	82.7		460,542	82.3
Certificates by rate:
0	-	0.99%		79,628	13.4		85,391	15.3
1		1.99%		22,958	3.9		12,611	2.3
2	-	2.99%		0	0.0		733	0.1
3	-	3.99%		114	0.0		110	0.0
Total certificates			0.61	102,700	17.3	0.53	98,845	17.7
Total deposits			0.20	$592,811	100.0%	0.17	$559,387	100.0%

At
December
31,
2016
and
2015,
the Company had
$172.6
million and
$183.0
million, respectively, of deposit accounts with balances of
$250,000
or more. At
December
31,
2016
an
d
2015,
the Company had no certificate accounts that had been acquired through a broker.

Certificates had the following maturities at
December
31,
2016
and
2015:

			2016		2015
(Dollars in thousands)			Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1	-	6 months	$32,418	0.36%	$36,040	0.44%
7	-	12 months	25,424	0.45	26,019	0.37
13	-	36 months	36,111	0.81	28,706	0.65
Over 36 months			8,747	1.18	8,080	1.05
			$102,700	0.61	$98,845	0.53

At
December
31,
2016
and
2015,
the Company had pledged mortgage loans and mortgage-backed and related securities with an amortized cost of approximately
$17.4
million and
$28.0
million, respectively, as collateral for certain deposits. An additional
$1.0
million of letters of credit from the Federal Home Loan Bank (FHLB) were pledged at
December
31,
2016
and
2015
as collateral on certain Bank deposits.

Interest expense on deposits is summarized as follows for the years ended
December
31,
2016,
2015
and
20
14:

Dollars in thousands)	2016	2015	2014
NOW accounts	$50	17	14
Savings accounts	62	42	32
Money market accounts	366	347	414
Certificates	524	528	751
	$1,002	934	1,211